UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 05/09/2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      57
Form 13F Information Table Value Total:       $128,506


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      327    10477 SH       SOLE                    10477        0        0
American Express Co            COM              025816109     3176    54895 SH       DEFINED                 53950        0      945
Amgen Inc                      COM              031162100     3082    45348 SH       DEFINED                 44608        0      740
ArcelorMittal                  COM              03938L104     1207    63090 SH       DEFINED                 61990        0     1100
Automatic Data Processing Inc  COM              053015103     5380    97485 SH       DEFINED                 95585        0     1900
Avery Dennison Corp            COM              053611109     1268    42079 SH       SOLE                    42079        0        0
BP P.L.C. Spons ADR            COM              055622104      420     9341 SH       SOLE                     9341        0        0
1/100 Berkshire Hathaway Cl A  COM              084990175      244      200 SH       SOLE                      200        0        0
Bristol-Myers Squibb Co        COM              110122108      556    16474 SH       SOLE                    16474        0        0
Capital One Finl Corp          COM              14040H105     1928    34589 SH       DEFINED                 34169        0      420
Carnival Corp                  COM              143658300     2108    65696 SH       DEFINED                 64711        0      985
Caterpillar Inc                COM              149123101      280     2624 SH       SOLE                     2624        0        0
Chevron Corp New               COM              166764100     1411    13159 SH       DEFINED                 12013        0     1146
Devon Energy Corp              COM              25179M103     3371    47403 SH       DEFINED                 46172        0     1231
Disney Walt Co.                COM              254687106     4175    95361 SH       DEFINED                 93776        0     1585
EMC Corporation                COM              268648102     3725   124673 SH       DEFINED                123138        0     1535
Ecolab Inc                     COM              278865100     3494    56606 SH       DEFINED                 55621        0      985
Edison International           COM              281020107      229     5397 SH       SOLE                     5397        0        0
Electronic Arts                COM              285512109      235    14227 SH       SOLE                    14227        0        0
Exxon Mobil Corp               COM              30231G102     4669    53838 SH       SOLE                    53838        0        0
General Electric Co            COM              369604103     3045   151738 SH       DEFINED                151523        0      215
Hewlett-Packard Co             COM              428236103     2227    93470 SH       DEFINED                 91895        0     1575
Intel Corp                     COM              458140100      278     9903 SH       SOLE                     9903        0        0
Intl Business Machines         COM              459200101     7475    35825 SH       DEFINED                 35275        0      550
JP Morgan Chase & Co           COM              46625H100     3523    76618 SH       DEFINED                 75433        0     1185
Jacobs Engineering             COM              469814107     2390    53875 SH       DEFINED                 52985        0      890
Johnson & Johnson              COM              478160104     3793    57504 SH       DEFINED                 56839        0      665
Life Technologies              COM              53217V109      888    18185 SH       DEFINED                 17865        0      320
Marriott Intl. Inc. CL A       COM              571903202      221     5830 SH       SOLE                     5830        0        0
McDonalds Corp                 COM              580135101      613     6250 SH       SOLE                     6250        0        0
Merck & Co. Inc.               COM              58933Y105      360     9384 SH       SOLE                     9384        0        0
Microsoft Corp                 COM              594918104     5451   169000 SH       DEFINED                166250        0     2750
Motorola Mobility Holdings     COM              620097105      209     5317 SH       SOLE                     5317        0        0
Nordstrom Inc                  COM              655664100     2233    40073 SH       DEFINED                 38798        0     1275
Omnicom Group                  COM              681919106     5247   103597 SH       DEFINED                101877        0     1720
PPG Industries                 COM              693506107      289     3012 SH       SOLE                     3012        0        0
Pepsico Inc                    COM              713448108     4789    72176 SH       DEFINED                 71166        0     1010
Pfizer Inc                     COM              717081103     2053    90673 SH       SOLE                    90673        0        0
Precision Castparts Corp       COM              740189105     2889    16710 SH       DEFINED                 16400        0      310
T Rowe Price Group Inc         COM              74144T108     2422    37095 SH       DEFINED                 36415        0      680
Procter & Gamble Company       COM              742718109     5936    88315 SH       DEFINED                 87070        0     1245
Qualcomm Inc.                  COM              747525103      885    13010 SH       SOLE                    13010        0        0
Raytheon Co                    COM              755111507      484     9174 SH       SOLE                     9174        0        0
SVB Financial Group            COM              78486Q101     1558    24210 SH       DEFINED                 23840        0      370
Sara Lee Corp                  COM              803111103      336    15600 SH       SOLE                    15600        0        0
Schlumberger Limited           COM              806857108     4833    69105 SH       DEFINED                 67855        0     1250
Stericycle Inc.                COM              858912108     2627    31405 SH       DEFINED                 30865        0      540
Swift Energy Co                COM              870738101     1978    68138 SH       DEFINED                 66693        0     1445
Teva Pharmaceutical Inds ADR   COM              881624209     3569    79211 SH       DEFINED                 77836        0     1375
Texas Instruments Incorporated COM              882508104      538    16000 SH       SOLE                    16000        0        0
Trex Company Inc               COM              89531P105      276     8601 SH       SOLE                     8601        0        0
Vanguard Emerging Market ETF   FUND             922042858     2089    48045 SH       DEFINED                 47125        0      920
Vanguard Total Stock Market    FUND             922908769      324     4490 SH       SOLE                     4490        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2569    92859 SH       DEFINED                 91893        0      966
Wal Mart Stores Inc            COM              931142103     3894    63629 SH       DEFINED                 62534        0     1095
Walgreen Co.                   COM              931422109     3039    90731 SH       DEFINED                 89041        0     1690
Western Union Corp             COM              959802109     1891   107433 SH       DEFINED                105523        0     1910